Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The Blackstone Group And Affiliates [member]
Related Party Transaction [Line Items]
Purchases of products and services	$ 9	$ 32	$ 31